Manufacturing in Collaboration with Haima Auto	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Manufacturing in Collaboration with Haima Auto
18.	Manufacturing in Collaboration with Haima Auto
On March 31, 2017, the Group entered into a contract arrangement with Haima Auto for the manufacture of vehicles. The agreement will expire on December 31, 2021, and such agreements are renewable by mutual consent. Pursuant to the arrangement, starting from 2018, Haima Auto provides an annual production capacity of 50,000 units, for the manufacturing of G3. While Haima is in charge of the day-to-day
operations of the plant, the Group retain effective control over the supply chain, the manufacturing process, testing and quality control. For each vehicle produced, the Group will incur manufacturing cost on a per-vehicle
basis monthly. The Group did not have any compensation or fees for Haima Auto other than the aforementioned Manufacturing cost.

18. Manufacturing in Collaboration with Haima Auto
On March 31, 2017, the Group entered into a contract arrangement with Haima Auto for the manufacture of vehicles. The agreement will expire on December 31, 2021, and such agreements are renewable by mutual consent. Pursuant to the arrangement, starting from 2018, Haima Auto provides an annual production capacity of 50,000 units, for the manufacturing of G3. While Haima is in charge of the day-to-day
operations of the plant, the Group retain effective control over the supply chain, the manufacturing process, testing and quality control. For each vehicle produced, the Group will incur manufacturing cost on a per-vehicle
basis monthly. The Group did not have any compensation or fees for Haima Auto other than the aforementioned Manufacturing cost.